SHORT-TERM AND LONG-TERM DEBT (Narrative) (Details)					1 Months Ended																										3 Months Ended		12 Months Ended
	Sep. 13, 2023 USD ($)	Sep. 13, 2023 NOK (kr)	Jul. 30, 2019 NOK (kr)	Apr. 23, 2018 USD ($) $ / shares	Aug. 31, 2023	May 31, 2023 USD ($)	Apr. 30, 2023 USD ($)	Mar. 31, 2023 USD ($) vessel	Feb. 28, 2023 USD ($)	Jan. 31, 2023 USD ($) tanker subsidiary	Dec. 31, 2022 USD ($) vessel tanker	Dec. 31, 2022 NOK (kr)	Sep. 30, 2022 USD ($) subsidiary vessel	Apr. 30, 2022 USD ($)	Mar. 31, 2022 USD ($) vessel subsidiary	Sep. 30, 2021 USD ($) vessel	Jun. 30, 2021	Apr. 30, 2021 USD ($)	Feb. 28, 2021 USD ($)	Nov. 30, 2020 USD ($)	May 31, 2020 USD ($)	Mar. 31, 2020 USD ($) tanker subsidiary vessel	Jun. 30, 2019 USD ($) subsidiary	Feb. 28, 2019 USD ($) subsidiary carrier	Dec. 31, 2018 USD ($) tanker subsidiary	Apr. 30, 2018 USD ($) shares	Aug. 31, 2017 USD ($) tanker subsidiary	Sep. 30, 2014 USD ($) vessel subsidiary	Jun. 30, 2014 USD ($) vessel subsidiary	May 31, 2013 USD ($)	Nov. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) vessel tanker	Dec. 31, 2023 USD ($) carrier $ / shares shares	Dec. 31, 2022 USD ($) vessel tanker	Dec. 31, 2021 USD ($) subsidiary tanker	Dec. 31, 2020 USD ($) subsidiary	Dec. 31, 2018 USD ($) tanker	Dec. 31, 2017	Dec. 31, 2023 NOK (kr) carrier shares	Dec. 31, 2022 NOK (kr) vessel tanker	Apr. 15, 2022 carrier	Jan. 01, 2022 USD ($)	Aug. 31, 2021 USD ($)	May 12, 2021 USD ($)	Dec. 31, 2020 NOK (kr)	Jan. 21, 2020 NOK (kr)	Jun. 04, 2019 NOK (kr)	Sep. 13, 2018 NOK (kr)	May 31, 2018 shares	May 04, 2018 USD ($)	Oct. 31, 2013 USD ($)
Debt Instrument [Line Items]
Long-term debt											$ 2,213,636,000																					$ 2,213,636,000	$ 2,163,688,000	$ 2,213,636,000
Repurchase of bonds																																	$ 205,848,000	0	$ 215,098,000
Total authorized for share lending arrangement (in shares) | shares																										7,000,000							11,765,842						11,765,842
Stockholders' equity attributable to parent											(1,091,231,000)																					(1,091,231,000)	$ (1,039,397,000)	(1,091,231,000)	(982,327,000)
Number of drybulk carriers | carrier																																	15						15
Carrying value of vessels											3,861,330,000																					3,861,330,000	$ 3,731,389,000	3,861,330,000
Minimum
Debt Instrument [Line Items]
Period to purchase vessel						6 years
Term of lease or charter																																	6 years				6 years
Maximum
Debt Instrument [Line Items]
Period to purchase vessel						7 years
Term of lease or charter																																	11 years				11 years
Asset Pledged as Collateral
Debt Instrument [Line Items]
Carrying value of vessels											2,579,000,000																					2,579,000,000	$ 2,564,000,000	2,579,000,000
Cumulative Effect, Period Of Adoption, Adjustment
Debt Instrument [Line Items]
Stockholders' equity attributable to parent																																										$ 1,600,000
Additional paid-in capital
Debt Instrument [Line Items]
Stockholders' equity attributable to parent											(616,554,000)																					(616,554,000)	(618,164,000)	(616,554,000)	(621,037,000)	$ (531,382,000)
Additional paid-in capital | Cumulative Effect, Period Of Adoption, Adjustment
Debt Instrument [Line Items]
Stockholders' equity attributable to parent																																			5,863,000							5,900,000
Retained earnings / (accumulated deficit)
Debt Instrument [Line Items]
Stockholders' equity attributable to parent											$ (40,015,000)																					$ (40,015,000)	(960,000)	$ (40,015,000)	92,720,000	257,063,000
Retained earnings / (accumulated deficit) | Cumulative Effect, Period Of Adoption, Adjustment
Debt Instrument [Line Items]
Stockholders' equity attributable to parent																																			(4,285,000)							$ (4,300,000)
4.875% senior unsecured convertible bonds due 2023
Debt Instrument [Line Items]
Interest rate (as a percent)											4.875%																					4.875%		4.875%						4.875%
Recognition of equity component arising from issuance of 4.875% convertible bonds due 2023																										$ 7,900,000								$ (100,000)
4.875% senior unsecured convertible bonds due 2023 | Additional paid-in capital
Debt Instrument [Line Items]
Recognition of equity component arising from issuance of 4.875% convertible bonds due 2023				$ 7,900,000
NOK700 million senior unsecured bonds due 2023
Debt Instrument [Line Items]
Aggregate debt amount | kr			kr 700,000,000																																				kr 700,000,000	kr 700,000,000								kr 600,000,000
Long-term debt											$ 71,200,000																					$ 71,200,000	0	71,200,000					0	700,000,000
Gain (loss) on repurchase of debt instrument																																	(300,000)
Debt instrument, percentage of par issued (in percentage)			101.625%
Facility repurchased amount																																	29,400,000						293,000,000
Repayments of unsecured debt	$ 38,100,000	kr 407,000,000
NOK100 Million Senior Unsecured Bonds Due 2023
Debt Instrument [Line Items]
Aggregate debt amount | kr			kr 100,000,000
NOK700 million senior unsecured bonds due 2024
Debt Instrument [Line Items]
Aggregate debt amount | kr																																							700,000,000								kr 700,000,000
Long-term debt											70,700,000																					70,700,000	68,400,000	70,700,000					695,000,000	695,000,000
NOK600 million senior unsecured bonds due 2025
Debt Instrument [Line Items]
Aggregate debt amount | kr																																							600,000,000							kr 600,000,000
Long-term debt											60,000,000																					60,000,000	58,100,000	60,000,000					kr 590,000,000	kr 590,000,000
Facility repurchased amount																																				$ 6,000,000									kr 60,000,000
Proceeds from resale of bonds											5,000,000	kr 50,000,000
7.25% senior unsecured sustainability-linked bonds due 2026
Debt Instrument [Line Items]
Aggregate debt amount																																												$ 150,000,000
Long-term debt											150,000,000																					150,000,000	$ 150,000,000	150,000,000
Interest rate (as a percent)																																	7.25%						7.25%					7.25%
Lease debt financing due through 2033
Debt Instrument [Line Items]
Number of vessels under sale and leaseback transactions | carrier																																									2
Term of lease or charter														3 years
Lease debt financing due through 2033 | 6,800 TEU Containership
Debt Instrument [Line Items]
Long-term debt											56,500,000																					56,500,000	$ 49,400,000	56,500,000
Sales price of vessels combined																$ 130,000,000
Number of vessels under sale and leaseback transactions | vessel																2
Sales price of vessels																$ 65,000,000
Term of lease or charter																6 years
Lease debt financing due through 2033 | 6,800 TEU Containership 2
Debt Instrument [Line Items]
Long-term debt											56,600,000																					56,600,000	49,500,000	56,600,000
Lease debt financing due through 2033 | 14,000 TEU Containership
Debt Instrument [Line Items]
Long-term debt											$ 118,300,000																					118,300,000	108,300,000	$ 118,300,000
Sales price of vessels combined																																$ 240,000,000
Number of vessels under sale and leaseback transactions | vessel											2																					2		2						2
Sales price of vessels																																$ 120,000,000
Term of lease or charter																																7 years
Lease debt financing due through 2033 | 14,000 TEU Containership 2
Debt Instrument [Line Items]
Long-term debt											$ 120,000,000																					$ 120,000,000	109,700,000	$ 120,000,000
Lease debt financing due through 2033 | 6500 CEU Car Carrier 1
Debt Instrument [Line Items]
Long-term debt											20,700,000																					20,700,000	16,300,000	20,700,000
Sales price of vessels combined																$ 48,800,000
Sales price of vessels														$ 23,500,000
Lease debt financing due through 2033 | 6500 CEU Car Carrier 2
Debt Instrument [Line Items]
Long-term debt											22,400,000																					22,400,000	18,000,000	22,400,000
Sales price of vessels														$ 25,300,000
Lease debt financing due through 2033 | 4,900 CEU Car Carrier
Debt Instrument [Line Items]
Long-term debt											0																					0	41,700,000	0
Sales price of vessels							$ 45,000,000
Term of lease or charter							5 years
Lease debt financing due through 2033 | 2,500 TEU Containership
Debt Instrument [Line Items]
Long-term debt											0																					0	37,300,000	0
Sales price of vessels						$ 38,500,000
Term of lease or charter						9 years
Lease debt financing due through 2033 | 7,000 CEU Car Carrier
Debt Instrument [Line Items]
Long-term debt											0																					0	71,200,000	0
Sales price of vessels combined																															$ 144,400,000
Number of vessels under sale and leaseback transactions | vessel								2
Sales price of vessels																															$ 72,200,000
Term of lease or charter																															12 years
Period available to purchase vessel (in years)																															10 years
Lease debt financing due through 2033 | 7,000 CEU Car Carrier 2
Debt Instrument [Line Items]
Long-term debt											0																					0	72,000,000	0
US Dollar 375 million term loan and revolving credit facility | Financial Guarantee
Debt Instrument [Line Items]
Guarantor obligations, current carrying value											83,100,000																					83,100,000		83,100,000
US Dollar 375 million term loan and revolving credit facility | Financial Guarantee | SFL Hercules Ltd
Debt Instrument [Line Items]
Cash contribution																																											$ 5,000,000
US Dollar 375 million term loan and revolving credit facility | Financial Guarantee | Seadrill
Debt Instrument [Line Items]
Accounts payable																																											$ 3,000,000
US Dollar 375 million term loan and revolving credit facility | Line of Credit
Debt Instrument [Line Items]
Aggregate debt amount																														$ 375,000,000
Debt instrument, term																														6 years
Debt instrument, maturity date extension term																																						4 years
Long-term debt											153,500,000																					153,500,000	0	153,500,000
US Dollar 475.0 million term loan and revolving credit facility | Line of Credit
Debt Instrument [Line Items]
Aggregate debt amount																																																			$ 475,000,000
Debt instrument, term																														5 years
Debt instrument, maturity date extension term																																						4 years
Long-term debt											183,800,000																					183,800,000	0	183,800,000
US Dollar 45 million secured term loan facility
Debt Instrument [Line Items]
Aggregate debt amount																													$ 45,000,000
Debt instrument, term																													5 years
Long-term debt											37,500,000																					37,500,000	32,500,000	37,500,000
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary																													7
Number of container vessels | vessel																													7
Term loan facility, extension term																	4 years						2 years
US dollar 20 million secured term loan facility | Floating Rate Debt
Debt Instrument [Line Items]
Aggregate debt amount																												$ 20,000,000
Debt instrument, term																												5 years
Long-term debt											13,800,000																					13,800,000	12,000,000	13,800,000
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary																												2
Number of container vessels | vessel																												2
US Dollar 76 million secured term loan facility | Floating Rate Debt
Debt Instrument [Line Items]
Aggregate debt amount																											$ 76,000,000
Debt instrument, term																											7 years
Long-term debt											48,700,000																					48,700,000	43,500,000	48,700,000
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary																											2
Number of vessels against which loan was secured | tanker																											2
4.875% senior unsecured convertible bonds due 2023
Debt Instrument [Line Items]
Aggregate debt amount				$ 150,000,000																																														$ 14,000,000
Long-term debt											137,900,000																					137,900,000	$ 0	137,900,000
Interest rate (as a percent)				4.875%																													4.875%						4.875%
Amount of debt repurchased						$ 84,900,000
Conversion price (in dollars per share) | $ / shares				$ 18.93																													$ 11.76
Repurchase of bonds																																	$ 53,000,000		2,000,000
Gain (loss) on repurchase of debt instrument																																	$ (200,000)		200,000
Own share lending arrangement, shares transferred (in shares) | shares																																	3,765,142
Shares loaned to affiliate (in shares) | shares																																	3,765,842						3,765,842										3,765,842
Recognition of equity component arising from issuance of 4.875% convertible bonds due 2023																																	$ 800,000	800,000	6,700,000
Amortization of deferred charges																																			1,400,000
Total allocated as the reacquisition of the equity component																																			$ 100,000
US dollar 17.5 million secured term loan facility | Floating Rate Debt
Debt Instrument [Line Items]
Aggregate debt amount																									$ 17,500,000												$ 17,500,000
Debt instrument, term																									5 years
Long-term debt											9,400,000																					9,400,000	0	9,400,000
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary																									2
Number of vessels against which loan was secured | tanker																									2												2
US Dollar 24.9 million senior secured term loan facility
Debt Instrument [Line Items]
Long-term debt											15,100,000																					15,100,000	0	15,100,000
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary																								3
Number of vessels against which loan was secured | carrier																								3
Term of loan in years																								5 years
US Dollar 24.9 million senior secured term loan facility | Floating Rate Debt
Debt Instrument [Line Items]
Aggregate debt amount																								$ 24,900,000
US Dollar 33.1 million term loan facility
Debt Instrument [Line Items]
Aggregate debt amount																							$ 33,100,000
Long-term debt											21,900,000																					21,900,000	0	21,900,000
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary																							5													5
Term of loan in years																							4 years
US Dollar 40.0 million senior secured term loan facility
Debt Instrument [Line Items]
Long-term debt											31,900,000																					31,900,000	0	31,900,000
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary																						2
Term of loan in years																						2 years
Number of tankers against which loan was secured | tanker																						2
US Dollar 40.0 million senior secured term loan facility | Floating Rate Debt
Debt Instrument [Line Items]
Aggregate debt amount																						$ 40,000,000											40,000,000
US Dollar 175.0 million term loan facility
Debt Instrument [Line Items]
Aggregate debt amount																						$ 175,000,000
Long-term debt											127,700,000																					127,700,000	108,700,000	127,700,000
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary																						4
Number of container vessels | vessel																						4
Term of loan in years																						5 years
US Dollar 50.0 million senior secured term loan facility
Debt Instrument [Line Items]
Aggregate debt amount																					$ 50,000,000
Long-term debt											43,100,000																					43,100,000	0	43,100,000
Term of loan in years																					5 years
US Dollar 50.0 million senior secured credit facility
Debt Instrument [Line Items]
Aggregate debt amount																				$ 50,000,000													50,000,000
Long-term debt											40,000,000																					40,000,000	35,000,000	40,000,000
Term of loan in years																				4 years
US Dollar 51 million senior secured term loan facility
Debt Instrument [Line Items]
Long-term debt											43,300,000																					43,300,000	39,000,000	43,300,000
Term of loan in years																			4 years
US Dollar 51 million senior secured term loan facility | Floating Rate Debt
Debt Instrument [Line Items]
Aggregate debt amount																			$ 51,000,000
April 2021 US Dollar 51 term loan facility
Debt Instrument [Line Items]
Long-term debt											44,400,000																					44,400,000	40,100,000	44,400,000
Term of loan in years																		4 years
April 2021 US Dollar 51 term loan facility | Floating Rate Debt
Debt Instrument [Line Items]
Aggregate debt amount																		$ 51,000,000
US Dollar 35 million term loan facility
Debt Instrument [Line Items]
Long-term debt											32,900,000																					32,900,000	30,900,000	32,900,000
Term of loan in years																																			7 years
US Dollar 35 million term loan facility | Floating Rate Debt
Debt Instrument [Line Items]
Aggregate debt amount																																			$ 35,000,000
US Dollar 107.3 million term loan facility
Debt Instrument [Line Items]
Long-term debt											$ 102,000,000																					$ 102,000,000	95,700,000	$ 102,000,000
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary																																			3
Term of loan in years																																		5 years
Number of tankers against which loan was secured | tanker																																			3
Number of suezmax tankers against which loan was secured, delivered | tanker											2																					2		2	1					2
Proceeds from long-term lines of credit																																		$ 71,500,000	$ 35,800,000
US Dollar 107.3 million term loan facility | Floating Rate Debt
Debt Instrument [Line Items]
Aggregate debt amount																																			$ 107,300,000
US Dollar 100.0 Million Term Loan Facility
Debt Instrument [Line Items]
Long-term debt											$ 92,400,000																					$ 92,400,000	82,300,000	92,400,000
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary															4
Number of vessels against which loan was secured | vessel															4
Term of loan in years															5 years
US Dollar 100.0 Million Term Loan Facility | Floating Rate Debt
Debt Instrument [Line Items]
Aggregate debt amount															$ 100,000,000
US Dollar 23.0 million term loan facility
Debt Instrument [Line Items]
Long-term debt											21,800,000																					21,800,000	17,200,000	21,800,000
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary													2
Term loan facility, extension term					1 year
Term of loan in years													1 year
Number of drybulk carriers | vessel													2
US Dollar 23.0 million term loan facility | Floating Rate Debt
Debt Instrument [Line Items]
Aggregate debt amount													$ 23,000,000
US Dollar 115.0 term loan facility
Debt Instrument [Line Items]
Long-term debt											110,000,000																					110,000,000	90,000,000	110,000,000
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary													8
Term of loan in years													3 years
Number of drybulk carriers | vessel													8
US Dollar 115.0 term loan facility | Floating Rate Debt
Debt Instrument [Line Items]
Aggregate debt amount													$ 115,000,000
US Dollar 290.0 million term loan facility
Debt Instrument [Line Items]
Debt instrument, term													6 months
Long-term debt											156,000,000																					156,000,000	0	156,000,000
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary													6
US Dollar 290.0 million term loan facility | Floating Rate Debt
Debt Instrument [Line Items]
Aggregate debt amount													$ 290,000,000
144.6 Term Loan Facility
Debt Instrument [Line Items]
Aggregate debt amount										$ 144,600,000
Long-term debt											0																					0	136,900,000	0
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary										4
Term of loan in years										3 years
Number of Suezmax tankers | tanker										4
23.3 Million Term Loan Facility
Debt Instrument [Line Items]
Aggregate debt amount								$ 23,300,000
Long-term debt											0																					0	18,600,000	0
Term of loan in years								1 year
Proceeds from long-term lines of credit																																	18,600,000
23.3 Million Term Loan Facility 2
Debt Instrument [Line Items]
Aggregate debt amount								$ 23,300,000
Long-term debt											0																					0	13,900,000	0
Term of loan in years								1 year
Proceeds from long-term lines of credit																																	13,900,000
US Dollar 15.0 million senior secured term loan facility
Debt Instrument [Line Items]
Aggregate debt amount							$ 150,000,000
Long-term debt											0																					0	148,900,000	0
Term of loan in years							3 years
150 Million Senior Secured Term Loan Facility 2
Debt Instrument [Line Items]
Aggregate debt amount						$ 150,000,000
Long-term debt											0																					0	150,000,000	0
Term of loan in years						3 years
8.4 Million Senior Unsecured Term Loan Facility
Debt Instrument [Line Items]
Aggregate debt amount						$ 8,400,000
Long-term debt											0																					0	8,400,000	0
Term of loan in years						3 years
60 Million Reverse Stock Loan Facility
Debt Instrument [Line Items]
Aggregate debt amount																																	60,000,000
Long-term debt											0																					0	$ 60,000,000	0
Common shares loan to affiliate | shares																																	11,800,000						11,800,000
8.875% senior unsecured sustainability-linked bonds due 2027
Debt Instrument [Line Items]
Aggregate debt amount									$ 150,000,000
Long-term debt											$ 0																					$ 0	$ 150,000,000	$ 0
Interest rate (as a percent)																																	8.875%						8.875%
Issue price, percentage (as a percent)									0.9958
Unamortized discount									$ 600,000